Share Capital (Details) - Schedule of Stock Option Activity - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options [Member]
Share Capital (Details) - Schedule of Stock Option Activity [Line Items]
Number of options, Outstanding at beginning	1,506,138	1,506,138	414,568
Weighted average exercise price, Outstanding at beginning	$ 3.53	$ 3.53	$ 13.88
Number of options, Granted			1,145,000
Weighted average exercise price, Granted			$ 1.15
Number of options, Expired/Cancelled			(53,430)
Weighted average exercise price, Expired/Cancelled			$ 30.9
Number of options, Outstanding at ending			1,506,138	414,568
Weighted average exercise price, Outstanding at ending			$ 3.53	$ 13.88
Restricted Share Units [Member]
Share Capital (Details) - Schedule of Stock Option Activity [Line Items]
Number of options, Outstanding at beginning	3,165,000	3,165,000
Weighted average exercise price, Outstanding at beginning	$ 1.05	$ 1.05
Number of options, Granted			3,195,000
Weighted average exercise price, Granted			$ 1.05
Number of options, Exercised			(30,000)
Weighted average exercise price, Exercised			$ 1.1
Number of options, Outstanding at ending			3,165,000
Weighted average exercise price, Outstanding at ending			$ 1.05
Agents’ Options [Member]
Share Capital (Details) - Schedule of Stock Option Activity [Line Items]
Number of options, Outstanding at beginning	931,507	931,507	445,926
Weighted average exercise price, Outstanding at beginning	$ 4.12	$ 4.12	$ 7.51
Number of options, Granted			487,283
Weighted average exercise price, Granted			$ 2.51
Number of options, Expired/Cancelled			(1,702)	(6,597)
Weighted average exercise price, Expired/Cancelled			$ 20.49	$ 5,268
Number of options, Outstanding at ending			931,507	445,926
Weighted average exercise price, Outstanding at ending			$ 4.12	$ 7.51
Share Purchase Warrants [Member]
Share Capital (Details) - Schedule of Stock Option Activity [Line Items]
Number of options, Outstanding at beginning	34,132,071	34,132,071	5,121,328
Weighted average exercise price, Outstanding at beginning	$ 1.76	$ 1.76	$ 7.64
Number of options, Granted	18,042,857		29,139,129
Weighted average exercise price, Granted	$ 0.2		$ 0.94
Number of options, Exercised	(18,042,857)
Weighted average exercise price, Exercised	$ 0.2
Number of options, Expired/Cancelled			(128,386)
Weighted average exercise price, Expired/Cancelled			$ 33.47
Number of options, Outstanding at ending	34,132,071		34,132,071	5,121,328
Weighted average exercise price, Outstanding at ending	$ 1.47		$ 1.76	$ 7.64